THE FUTURE DIMENSIONS VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED
AND VARIABLE ANNUITY CONTRACT
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account S-A1

Supplement Effective as of April 30, 2010

This supplement updates and amends certain information contained in your prospectus dated October 1,
2004, and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

IMPORTANT INFORMATION REGARDING
FUND NAME CHANGES

Effective April 30, 2010, certain of the funds available through the Security Life Separate Account S-A1 will change their names as follows:

Former Fund Name	Current Fund Name
AIM V.I. Core Equity Fund *	Invesco V.I. Core Equity Fund *
ING Evergreen Omega Portfolio	ING Wells Fargo Omega Growth Portfolio
ING Stock Index Portfolio	ING U.S. Stock Index Portfolio

IMPORTANT INFORMATION ABOUT THE FUNDS
AVAILABLE THROUGH THE CONTRACT

Effective April 30-2010, Subacounts which invest in the following funds are available through the Security Life Separate Account S-A-1:

  Fidelity® VIP Contrafund® Portfolio (Initial Class)
  Fidelity® VIP Equity-Income Portfolio (Initial Class)
  ING JPMorgan Small Cap Core Equity Portfolio (Class I)
  ING Liquid Assets Portfolio (Class I)
  ING MFS Utilities Portfolio (Class S)
  ING Marsico International Opportunities Portfolio (Class I)
  ING Pioneer Fund Portfolio (Class S)
  ING U.S. Stock Index Portfolio (Class I)
  ING Wells Fargo Omega Growth Portfolio (Class I)
  ING Oppenheimer Global Portfolio (I Class)
  ING Pioneer High Yield Portfolio (I Class)
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)
  ING Van Kampen Equity and Income Portfolio (I Class)
  ING Balanced Portfolio (Class I)
  ING Intermediate Bond Portfolio (Class I)
  ING International Index Portfolio (Class S)
  ING RussellTM Large Cap Growth Index Portfolio (Class I)
*	On April 28, 2006, the subaccount that invested in this fund was closed to new investors and to new investments by existing investors.

FDIMVA-10	Page 1 of 4	April 2010

The following chart lists the investment advisers and subadvisers and information regarding the investment objectives of the funds available through the Contract. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund. If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating Contract value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective
Fidelity® VIP Contrafund®	Investment Adviser:	Seeks long-term capital
Portfolio (Initial Class)	Fidelity Management & Research	appreciation.
Company
Subadvisers:
FMR Co., Inc.; Fidelity
Management & Research (U.K.)
Inc.; Fidelity Research & Analysis Company; Fidelity Investments
Japan Limited; Fidelity
International Investment Advisors; Fidelity International Investment
Advisors (U.K.) Limited
Fidelity® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a
	Subadvisers:	yield which exceeds the composite
	FMR Co., Inc.; Fidelity	yield on the securities comprising
	Management & Research (U.K.)	the Standard & Poor's 500SM Index.
Inc.; Fidelity Research & Analysis Company; Fidelity Investments
Japan Limited; Fidelity
International Investment Advisors; Fidelity International Investment
Advisors (U.K.) Limited
ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment
Management Inc.
ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.
ING MFS Utilities Portfolio	Investment Adviser:	Seeks total return.
(Class S)	Directed Services LLC
Subadviser:
Massachusetts Financial Services Company

FDIMVA-10      Page 2 of 4         April 2010

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Marsico International	Investment Adviser:	Seeks long-term growth of capital.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC
ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and
(Class S)	Directed Services LLC	capital growth.
Subadviser:
Pioneer Investment Management, Inc.
ING U.S. Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.
ING Wells Fargo Omega Growth	Investment Adviser:	Seeks long-term capital growth.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Wells Capital Management, Inc.
ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.
ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Initial Class)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management,
Inc.
ING T. Rowe Price Diversified	Investment Adviser:	Seeks long-term capital
Mid Cap Growth Portfolio	Directed Services LLC	appreciation.
(Initial Class)	Subadviser:
T. Rowe Price Associates, Inc.
ING Van Kampen Equity and	Investment Adviser:	Seeks total return, consisting of
Income Portfolio (Initial Class)	Directed Services LLC	long-term capital appreciation and
	Subadviser:	current income.
Van Kampen
ING Balanced Portfolio (Class I)	Investment Adviser:	Prior to July 15, 2010, the portfolio
	ING Investments, LLC	seeks to maximize investment
	Subadviser:	return, consistent with reasonable
	ING Investment Management Co.	safety of principal, by investing in a
diversified portfolio of one or more
of the following asset classes:
stocks, bonds and cash equivalents,
based on the judgment of the
portfolio’s management, of which
of those sectors or mix thereof
offers the best investment
prospects.

Effective July 15, 2010, the
portfolio seeks total return
consisting of capital appreciation
(both realized and unrealized) and
current income; the secondary
investment objective is long-term
capital appreciation.

FDIMVA-10	Page 3 of 4	April 2010

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk. The
	Subadviser:	portfolio seeks its objective through
	ING Investment Management Co.	investments in a diversified
portfolio consisting primarily of
debt securities. It is anticipated that
capital appreciation and investment
income will both be major factors
in achieving total return.
ING International Index	Investment Adviser:	Seeks investment results (before
Portfolio (Class S)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return of a widely
	ING Investment Management Co.	accepted International Index.
ING RussellTM Large Cap	Investment Adviser:	A non diversified portfolio that
Growth Index Portfolio (Class I)	ING Investments, LLC	seeks investment results (before
	Subadviser:	fees and expenses) that correspond
	ING Investment Management Co.	to the total return of the Russell
Top 200® Growth Index.

IMPORTANT INFORMATION ABOUT FUNDS CLOSED TO NEW INVESTMENT

The Subaccounts that invest in the following funds have been closed to new investment:

  Fidelity® VIP Investment Grade Bond Portfolio
  Invesco V.I. Core Equity Fund

Contract owners who have Contract value allocated to one or more of the Subaccounts that correspond to these funds may leave their Contract value in those Subaccounts, but future allocations and transfers into those Subaccounts are prohibited. If your most recent premium allocation instructions includes a Subaccount that corresponds to one of these funds, premium received that would have been allocated to a Subaccount corresponding to one of these funds may be automatically allocated among the other available Subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com. See the “Your Right to Transfer” section beginning on page 20 of your Contract prospectus for information about making allocation changes.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5065 Minot, ND 58702-5065 1-877-253-5050

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

FDIMVA-10	Page 4 of 4	April 2010